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                         VARIABLE ANNUITY ACCOUNT SEVEN
                        OF ANCHOR NATIONAL LIFE INSUR CO



                               FILING TYPE:  NSAR-U
                               DESCRIPTION:  ANNUAL REPORT FOR UNIT
                                             INVESTMENT TRUST
                               FILING DATE:  FEB 29, 2000
                               PERIOD END:   DEC 31, 1999


                           PRIMARY EXCHANGE: N/A
                                     TICKER: N/A


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VARIABLE ANNUITY ACCOUNT SEVEN OF ANCHOR NATIONAL LIFE INSUR CO - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/29/00
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                                TABLE OF CONTENTS


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             To jump to a section, double-click on the section name.

                                     NSAR-U

Table1.........................................................................1
Table2.........................................................................2
Table3.........................................................................5
Table4.........................................................................6



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VARIABLE ANNUITY ACCOUNT SEVEN OF ANCHOR NATIONAL LIFE INSUR CO - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/29/00
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1

                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /      (a)
             or fiscal year ending:   12/31/99    (b)

Is this a transition report? (Y/N)                         N


Is this an amendment to a previous filing? (Y/N)           N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.  Registrant Name: Variable Annuity Account Seven of
                              Anchor National Life Insurance Company

         B.  File Number: 811-09003

         C.  Telephone Number: (310) 772-6000


2.       A.  Street: c/o SunAmerica Inc., 1 SunAmerica Center

         B.  City: Los Angeles    C.  State: CA

         D.  Zip Code: 90067      Zip Ext: 6022

         E.  Foreign Country:          Foreign Postal Code:


3.       Is this the first filing on this form by Registrant? (Y/N)        N

4.       Is this the last filing on this form by Registrant? (Y/N)         N

5.       Is Registrant a small business investment company (SBIC)? (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust(UIT)? (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company? (Y/N)
            [If answer is "N" (No), go to item 8.]


         B. How many separate series or portfolios did Registrant have at the end of the period?


SCREEN NUMBER: 01                 PAGE NUMBER: 01                SEC2100 (5/90)


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VARIABLE ANNUITY ACCOUNT SEVEN OF ANCHOR NATIONAL LIFE INSUR CO - NSAR-U -
Annual Report for Unit Investment Trust                      Date Filed: 2/29/00
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2


For period ending 12/31/99                      If filing more than one
File number 811-09003                            Page 47, "X" box:  ____


UNIT INVESTMENT TRUSTS


111.  A. [/]     Depositor Name: Anchor National Life Insurance Company
      B. [/]     File Number (If any): 811-09003
      C. [/]     City: Los Angeles  State: CA  Zip Code: 90067  Zip Ext.: 6022
         [/]     Foreign Country:                    Foreign Postal Code:



111.  A. [/]     Depositor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



112.  A. [/]     Sponsor Name:
      B. [/]     File Number (If any):
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:


SCREEN NUMBER: 55                  PAGE NUMBER 47                SEC2100 (5/90)


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VARIABLE ANNUITY ACCOUNT SEVEN OF ANCHOR NATIONAL LIFE INSUR CO - NSAR-U -
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For period ending 12/31/99                           If filing more than one
File number 811-09003                                 Page 48, "X" box:  ____


111.  A. [/]     Trustee Name: Anchor
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



113.  A. [/]     Trustee Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name: SunAmerica Capital Services, Inc.
      B. [/]     File Number:  8-28733
      C. [/]     City: New York   State: NY  Zip Code: 10017   Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



114.  A. [/]     Principal Underwriter Name:
      B. [/]     File Number:  8-
      C. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:



115.  A. [/]     Independent Public Accountant Name: PricewaterhouseCoopers LLP
      B. [/]     City: Los Angeles   State: CA   Zip Code: 90071   Zip Ext.:2889
         [/]     Foreign Country:                    Foreign Postal Code:



115.  A. [/]     Independent Public Accountant Name:
      B. [/]     City:            State:          Zip Code:       Zip Ext.:
         [/]     Foreign Country:                    Foreign Postal Code:


SCREEN NUMBER: 56                PAGE NUMBER 48                 SEC2100 (5/90)


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4


For period ending 12/31/99                           If filing more than one
File number 811-09003                                 Page 49, "X" box:  ____


116. Family of investment companies information:

      A. [/]     Is Registrant part of a family of                    N
                 investment companies? (Y/N)                       _______
                                                                     Y/N

      B. [/]     Identify the family in 10 letters:
                 _ _ _ _ _ _ _ _ _ _
                 (NOTE: In filing this form, use this
                 identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.  A. [/]     Is Registrant a separate account of                  Y
                 an insurance company? (Y/N)                       _______
                                                                     Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. [/]     Variable annuity contracts? (Y/N)                    Y
                                                                   -------
                                                                     Y/N

      C. [/]     Scheduled premium variable life contracts? (Y/N)     N
                                                                   -------
                                                                     Y/N

      D. [/]     Flexible premium variable life contracts? (Y/N)      N
                                                                   -------
                                                                     Y/N

      E. [/]     Other types of insurance products registered
                 under the Securities Act of 1933? (Y/N)              N
                                                                   -------
                                                                     Y/N

118. [/] State the number of series existing at the end of
         the period that had securities registered under               2
         the Securities Act of 1933                                 _______



119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became 1 effective during the period _______

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in
         item 119 ($000's omitted)                                 $   0
                                                                    -------

121. [/] State the number of series for which a current
         prospectus was in existence at the end of the                 2
         period                                                     _______

122. [/] State the number of existing series for which
         additional units were registered under the                    2
         Securities Act of 1933 during the current period           _______

SCREEN NUMBER: 57                   PAGE NUMBER 49              SEC2100 (5/90)


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VARIABLE ANNUITY ACCOUNT SEVEN OF ANCHOR NATIONAL LIFE INSUR CO - NSAR-U -
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For period ending 12/31/99                         If filing more than one
File number 811-09003                               Page 50, "X" box:  ____

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                        $637,436

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         (000's omitted)                                                $_______

125. [/] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from
         the sale of units of all series of Registrant
         (000's omitted)                                                $_______

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
      subsequent series.) (000's omitted)                               $_______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                 Number of     Total Assets        Total Income
                                                  Series         ($000's           Distributions
                                                 Investing       omitted)         ($000's omitted)
A. U.S. Treasury direct issue                                     $                    $
                                                 ------           --------             -------

B. U.S. Government agency                                         $                    $
                                                 ------           --------             -------

C. State and municipal tax-free                                   $                    $
                                                 ------           --------             -------

D. Public utility debt                                            $                    $
                                                 ------           --------             -------

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                    $                    $
                                                 ------           --------             -------

F. All other corporate intermed.
   & long-term debt                                               $                    $
                                                 ------           --------             -------

G. All other corporate short-term debt                            $                    $
                                                 ------           --------             -------

H. Equity securities of brokers or dealers
   or parents of brokers or dealers                               $                    $
                                                 ------           --------             -------

I. Investment company equity securities                           $                    $
                                                 ------           --------             -------

J. All other equity securities                      2             $676,000             $12,109
                                                 ------           --------             -------

                                                                  $                    $
K. Other securities                              ------           --------             -------


L. Total assets of all series of registrant         2             $676,000             $12,109
                                                 ------           --------             -------


SCREEN NUMBER: 58                PAGE NUMBER 50                  SEC2100 (5/90)

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VARIABLE ANNUITY ACCOUNT SEVEN OF ANCHOR NATIONAL LIFE INSUR CO - NSAR-U -
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For period ending 12/31/99                       If filing more than one
File number 811-09003                             Page 51, "X" box:  ____

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the
         end of the current period insured or guaranteed by an entity       N
         other than the issuer? (Y/N) _______                            -------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end
         of the current period? (Y/N) _______                            -------
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]


130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item
         129 derived from insurance or guarantees? (Y/N) _______         -------
                                                                           Y/N


131. [/] Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)
                                                                        $  2,674
                                                                        --------


132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-09003  811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-

         811-       811-        811-          811-         811-


SCREEN NUMBER: 59                 PAGE NUMBER: 51               SEC2100 (5/90)


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SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.

The report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Los Angeles     STATE OF: CA     DATE: February 29, 2000

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:        Anchor National Life
                                                  Insurance Company


By (Name and Title):                      Witness (Name and Title):


/S/ N. SCOTT GILLIS                       /S/ SUSAN L. HARRIS
----------------------                    -----------------------
N. Scott Gillis                           Susan L. Harris
Senior Vice President                     Senior Vice President &
                                          Secretary


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